May 4, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Dreyfus/Laurel Funds Trust
    Registration Statement File No. 33-43846
    CIK No. 053808

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendments, Post Effective Amendment No. 110 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 1999.


Very truly yours,

/s/ Shari Confalone

cc: Thomas Leahey
    Jeff Prusnofsky